Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents (Notes 5,6,7 and 45)		₩ 2,240,811	₩ 2,382,979
Current financial assets, net (Notes 5,6,9,11,12,13,45 and 47)		4,250,164	3,494,717
Trade and other receivables, net (Notes 5,8,20,24,45,46 and 47)		12,618,480	12,216,216
Inventories, net (Note 14)		10,152,724	9,769,236
Income tax receivables (Note 41)		91,579	78,495
Current non-financial assets (Note 15)		1,361,630	1,267,914
Assets held-for-sale (Note 16 and 42)		0	45,648
Total current assets		30,715,388	29,255,205
Non-current assets
Non-current financial assets, net (Notes 5,6,9,10,11,12,13,45 and 47)		4,565,561	4,945,990
Non-current trade and other receivables, net (Notes 5,8,20,45,46 and 47)		3,124,185	3,157,409
Property, plant and equipment, net (Notes 4,18,24,27 and 49)		187,751,538	182,982,763
Investment properties, net (Notes 4,19 and 27)		238,772	228,984
Goodwill, net (Note 4 and 16)		99,303	99,179
Intangible assets other than goodwill, net (Notes 4,21,27 and 46)		1,001,295	1,046,918
Investments in associates (Notes 4 and 17)		6,851,456	6,704,754
Investments in joint ventures (Notes 4 and 17)		6,512,332	4,581,340
Defined benefit assets, net (Note 25)		104,344	40,425
Deferred tax assets (Note 41)		12,950,032	13,436,624
Non-current non-financial assets (Note 4 and 15)		1,013,251	328,204
Total non-current assets		224,212,069	217,552,590
Total Assets (Note 4)		254,927,457	246,807,795
Current liabilities
Trade and other payables (Notes 5,22,24,45 and 47)		8,621,671	9,411,315
Current financial liabilities (Notes 5,12,23,45 and 47)		45,939,089	44,465,866
Income tax payables (Note 41)		1,571,143	970,496
Current non-financial liabilities (Notes 20,28 and 29)		6,805,171	6,327,141
Current provisions (Notes 26 and 45)		4,170,243	2,793,971
Total current liabilities		67,107,317	63,968,789
Non-current liabilities
Non-current trade and other payables (Notes 5,22,24,45 and 47)		4,028,808	4,609,241
Non-current financial liabilities (Notes 5,12,23,45 and 47)		83,995,702	88,352,359
Non-current non-financial liabilities (Notes 28 and 29)		13,726,159	13,281,520
Employee benefits liabilities, net (Notes 25 and 45)		1,381,852	1,451,547
Deferred tax liabilities (Note 41)		6,500,975	5,944,472
Non-current provisions (Notes 26 and 45)		28,863,700	27,837,034
Total non-current liabilities		138,497,196	141,476,173
Total liabilities		205,604,513	205,444,962
Equity
Contributed capital (Notes 1,30 and 45)		3,209,820	3,209,820
Share premium		843,758	843,758
Contributed capital		4,053,578	4,053,578
Legal reserves	[1]	1,604,910	1,604,910
Voluntary reserves		567,469	0
Unappropriated retained earnings (undisposed deficit)		26,328,205	18,523,337
Retained earnings (Note 31)		28,500,584	20,128,247
Other capital surplus		1,566,635	1,600,812
Accumulated other comprehensive income		1,340,560	1,424,014
Other equity		12,708,585	12,708,585
Other components of equity (Note 34)		15,615,780	15,733,411
Equity attributable to owners of the controlling company		48,169,942	39,915,236
Non-controlling interests (Notes 16 and 33)		1,153,002	1,447,597
Total Equity		49,322,944	41,362,833
Total Liabilities and Equity		₩ 254,927,457	₩ 246,807,795

[1]	The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.